UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     March 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $276,409 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     8299   322900 SH       SOLE                    54100        0   268800
AMEDISYS INC                   COM              023436108     6284   190300 SH       SOLE                    31900        0   158400
AMERICAN REPROGRAPHICS CO      COM              029263100     4699   564726 SH       SOLE                    94600        0   470126
BALDWIN & LYONS INC            CL B             057755209     5190   263440 SH       SOLE                    43975        0   219465
BRINKS HOME SEC HLDGS INC      COM              109699108     5288   186800 SH       SOLE                    32200        0   154600
BROWN & BROWN INC              COM              115236101    10140   508800 SH       SOLE                    85200        0   423600
CAL DIVE INTL INC DEL          COM              12802T101    10229  1185289 SH       SOLE                   198400        0   986889
CARLISLE COS INC               COM              142339100     4996   207800 SH       SOLE                    34800        0   173000
CHARLES RIV LABS INTL INC      COM              159864107     8613   255200 SH       SOLE                    42800        0   212400
CHEMED CORP NEW                COM              16359R103     6937   175700 SH       SOLE                    29400        0   146300
CORPORATE EXECUTIVE BRD CO     COM              21988R102     6104   294037 SH       SOLE                    49200        0   244837
DESCARTES SYS GROUP INC        COM              249906108    14260  3725300 SH       SOLE                   709100        0  3016200
FIRSTSERVICE CORP              SUB VTG SH       33761N109    13128  1131300 SH       SOLE                   203800        0   927500
FORWARD AIR CORP               COM              349853101     5384   252545 SH       SOLE                    42300        0   210245
FOSSIL  INC                    COM              349882100     6155   255600 SH       SOLE                    42700        0   212900
GILDAN ACTIVEWEAR INC          COM              375916103     4194   283000 SH       SOLE                    70000        0   213000
GLADSTONE INVT CORP            COM              376546107     4315   893298 SH       SOLE                   149223        0   744075
GRACO INC                      COM              384109104     5514   250399 SH       SOLE                    42000        0   208399
HEWITT ASSOCS INC              COM              42822Q100     8723   292900 SH       SOLE                    48900        0   244000
IMS HEALTH INC                 COM              449934108     7583   597100 SH       SOLE                   100000        0   497100
IDEX CORP                      COM              45167R104     5878   239239 SH       SOLE                    40000        0   199239
INTERACTIVE DATA CORP          COM              45840J107     9948   429917 SH       SOLE                    72400        0   357517
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10005   390500 SH       SOLE                    64900        0   325600
KINETIC CONCEPTS INC           COM NEW          49460W208     5284   193900 SH       SOLE                    32500        0   161400
LHC GROUP INC                  COM              50187A107     6774   305007 SH       SOLE                    51100        0   253907
LENDER PROCESSING SVCS INC     COM              52602E102     7387   266000 SH       SOLE                    44600        0   221400
MTS SYS CORP                   COM              553777103     5417   262346 SH       SOLE                    42100        0   220246
MICROS SYS INC                 COM              594901100     5788   228600 SH       SOLE                    38300        0   190300
MIDDLEBY CORP                  COM              596278101     5288   120400 SH       SOLE                    20200        0   100200
MILLER HERMAN INC              COM              600544100     7362   479900 SH       SOLE                    80400        0   399500
POOL CORPORATION               COM              73278L105     6055   365653 SH       SOLE                    61300        0   304353
QLOGIC CORP                    COM              747277101     5469   431300 SH       SOLE                    72100        0   359200
RITCHIE BROS AUCTIONEERS       COM              767744105     3481   148420 SH       SOLE                    29220        0   119200
SAGA COMMUNICATIONS INC        COM NEW          786598300     1242   241243 SH       SOLE                    38994        0   202249
SOTHEBYS                       COM              835898107     8146   577350 SH       SOLE                    98000        0   479350
STANTEC INC                    COM              85472N109     9669   401600 SH       SOLE                    74400        0   327200
TCF FINL CORP                  COM              872275102     2986   223300 SH       SOLE                    37400        0   185900
TEMPUR PEDIC INTL INC          COM              88023U101     5673   434070 SH       SOLE                    72700        0   361370
UNIVERSAL HLTH SVCS INC        COM              913903100    10655   218116 SH       SOLE                    36586        0   181530
WADDELL & REED FINL INC        COM              930059100     2584    98000 SH       SOLE                    16500        0    81500
WASHINGTON POST CO             CL B             939640108     5283    15000 SH       SOLE                     2500        0    12500